10. Selected Quarterly Condensed Consolidated Financial Data (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Selected Quarterly Condensed Consolidated Financial Data Details
Net interest income	$ 108	$ 112	$ 112	$ 134	$ 5	$ 0	$ 0	$ 0	$ 466	$ 5
SG&A expense	86	78	57	123	5	0	0	0	344	5
Income from continuing operations	22	34	55	11	0	0	0	0	122	0
Income from discontinued operations	0	0	0	0	0	70	92	147	0	309
Net Income	$ 22	$ 24	$ 55	$ 11	$ 0	$ 70	$ 92	$ 147	$ 122	$ 309